Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 648
Other movements [Abstract]
Balance as at the end of the year	432	$ 648
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	648	629
Income (costs) included in profit or loss [Abstract]
Current service costs	0	0
Interest income (expenses)	12	6
Past service cost	0	0
Effect of movements in exchange rates, net	(32)	8
Included in other comprehensive income [Abstract]
Actuarial profits (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains	(147)	17
Change with respect to translation differences ,net	(34)	(10)
Other movements [Abstract]
Benefits received (paid)	(20)	(6)
Employer contribution	5	4
Balance as at the end of the year	432	648
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(993)	(1,075)
Income (costs) included in profit or loss [Abstract]
Current service costs	(23)	(24)
Interest income (expenses)	(20)	(14)
Past service cost	0	12
Effect of movements in exchange rates, net	56	(16)
Included in other comprehensive income [Abstract]
Actuarial profits (losses) deriving from changes in financial assumptions	230	68
Other actuarial gains	0
Change with respect to translation differences ,net	43	21
Other movements [Abstract]
Benefits received (paid)	43	35
Employer contribution	0	0
Balance as at the end of the year	(664)	(993)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(345)	(446)
Income (costs) included in profit or loss [Abstract]
Current service costs	(23)	(24)
Interest income (expenses)	(8)	(8)
Past service cost	0	12
Effect of movements in exchange rates, net	24	(8)
Included in other comprehensive income [Abstract]
Actuarial profits (losses) deriving from changes in financial assumptions	230	68
Other actuarial gains	(147)	17
Change with respect to translation differences ,net	9	11
Other movements [Abstract]
Benefits received (paid)	23	29
Employer contribution	5	4
Balance as at the end of the year	$ (232)	$ (345)